UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09541
                                  ----------------------------------------------

                            AmeriPrime Advisors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN    46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
----------------------------------------
Unified Fund Services, Inc.
----------------------------------------
431 N. Pennsylvania St.
----------------------------------------
Indianapolis, IN 46204
----------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000
                                                   --------------------

Date of fiscal year end:   11/30
                         -----------

Date of reporting period:  02/28/05
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

BULL MOOSE GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)


COMMON STOCKS - 88.64%                                                                SHARES                   VALUE
                                                                                   --------------         ----------------

AGRICULTURAL CHEMICALS - 2.43%
Potash Corp. of Saskatchewan, Inc.                                                         1,000           $       88,820
                                                                                                          ----------------

AIR CONDITIONING & WARM AIR HEATING EQUIPMENT &
Commercial & Industrial Refrigeration Equipment - 1.88%
American Standard Companies, Inc. (a)                                                      1,500                   68,700
                                                                                                          ----------------

AIR COURIER SERVICES - 0.93%
Fedex Corp.                                                                                  350                   34,223
                                                                                                          ----------------

AIR TRANSPORTATION - 1.79%
Ryanair Holdings Plc. (a) (b)                                                              1,500                   65,565
                                                                                                          ----------------

BITUMINOUS COAL & LIGNITE SURFACE MINING - 2.52%
Peabody Energy Corp.                                                                         950                   92,245
                                                                                                          ----------------

BROADWOVEN FABRIC MILLS, MAN MADE FIBER & SILK - 2.28%
Hallwood Group, Inc. (a)                                                                     600                   83,400
                                                                                                          ----------------

CABLE & OTHER PAY TELEVISION SERVICES - 0.92%
Liberty Media International Corp. - Class A (a)                                              779                   33,676
                                                                                                          ----------------

CALCULATING & ACCOUNTING MACHINES - 3.20%
NCR Corp. (a)                                                                              3,000                  116,970
                                                                                                          ----------------

CHEMICAL & ALLIED PRODUCTS - 3.21%
Monsanto Co.                                                                               2,000                  117,560
                                                                                                          ----------------

COMMERCIAL PRINTING - 1.72%
Donnelley, R.R. & Sons                                                                     1,900                   63,099
                                                                                                          ----------------

COMMUNICATION SERVICES - 1.13%
XM Satellite Radio Holdings, Inc. (a)                                                      1,250                   41,200
                                                                                                          ----------------

COMPUTER PERIPHERAL EQUIPMENT - 1.91%
Symbol Technolgies, Inc.                                                                   3,950                   70,033
                                                                                                          ----------------

CRUDE PETROLEUM & NATURAL GAS - 1.99%
EOG Resources, Inc.                                                                          800                   72,896
                                                                                                          ----------------

ELECTRIC SERVICES - 1.63%
NRG Energy, Inc. (a)                                                                       1,550                   59,691
                                                                                                          ----------------

ELECTRONIC COMPUTERS - 0.98%
Apple Computer, Inc. (a)                                                                     800                   35,888
                                                                                                          ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 2.07%
General Electric Co.                                                                       2,150                   75,680
                                                                                                          ----------------

ELECTRONIC & OTHER SERVICES COMBINED - 2.11%
Exelon Corp.                                                                               1,700                   77,112
                                                                                                          ----------------

FOOD & KINDRED PRODUCTS - 3.59%
Altria Group, Inc.                                                                         2,000                  131,300
                                                                                                          ----------------

GAS & OTHER SERVICES COMBINED - 2.79%
Sempra Energy                                                                              2,550                  102,000
                                                                                                          ----------------

BULL MOOSE GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)

COMMON STOCKS - 88.64% - CONTINUED                                                    SHARES                   VALUE
                                                                                   --------------         ----------------

HEAVY CONSTRUCTION OTHER THAN BUILDING
CONSTRUCTION CONTRACTORS - 2.06%
Fluor Corp.                                                                                1,200           $       75,300
                                                                                                          ----------------

HOSPITAL & MEDICAL SERVICE PLANS - 2.49%
UnitedHealth Group, Inc.                                                                   1,000                   91,160
                                                                                                          ----------------

INDUSTRIAL & COMMERCIAL FANS & BLOWERS &
AIR PURIFYING EQUIPMENT - 3.66%
Flanders Corp. (a)                                                                        12,800                  133,888
                                                                                                          ----------------

INDUSTRIAL INORGANIC CHEMICALS - 1.03%
Minerals Technologies, Inc.                                                                  600                   37,590
                                                                                                          ----------------

MINING & QUARRYING OF NONMETALLIC MINERALS - 1.47%
Compass Minerals International, Inc.                                                       2,150                   53,750
                                                                                                          ----------------

MISCELLANEOUS CHEMICAL PRODUCTS - 1.85%
Cabot Corp.                                                                                1,950                   67,860
                                                                                                          ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.04%
International Game Technology                                                              1,250                   38,075
                                                                                                          ----------------

MISCELLANEOUS METAL ORES - 1.25%
Cameco Corp.                                                                               1,000                   45,610
                                                                                                          ----------------

MISCELLANEOUS PRODUCTS OF PETROLEUM & COAL - 1.89%
Headwaters, Inc. (a)                                                                       2,150                   69,144
                                                                                                          ----------------

MISCELLANEOUS TRANSPORTATION EQUIPMENT - 1.14%
Polaris Industries, Inc.                                                                     600                   41,874
                                                                                                          ----------------

MOTOR HOMES - 0.83%
Thor Industries, Inc.                                                                        850                   30,260
                                                                                                          ----------------

NATIONAL COMMERCIAL BANKS - 3.23%
MBNA Corp.                                                                                 2,050                   52,008
Wachovia Corp.                                                                             1,250                   66,263
                                                                                                          ----------------
                                                                                                                  118,271
                                                                                                          ----------------

OPERATIVE BUILDERS - 1.83%
Lennar Corp.                                                                               1,100                   66,902
                                                                                                          ----------------

PETROLEUM REFINING - 1.60%
Suncor Energy, Inc.                                                                        1,500                   58,575
                                                                                                          ----------------

PHARMACEUTICAL PREPARATIONS - 0.67%
Schering Plough Corp.                                                                      1,300                   24,635
                                                                                                          ----------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 2.47%
Eastman Kodak Co.                                                                          2,665                   90,583
                                                                                                          ----------------

PRIMARY SMELTING & REFINING OF NONFERROUS METALS - 2.10%
Inco Ltd. (a)                                                                              1,850                   76,775
                                                                                                          ----------------

RADIOTELEPHONE COMMUNICATIONS - 0.57%
Vodafone Group Plc. (b)                                                                      800                   21,032
                                                                                                          ----------------

BULL MOOSE GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)

COMMON STOCKS - 88.64% - CONTINUED                                                    SHARES                   VALUE
                                                                                   --------------         ----------------

RAILROADS - 2.14%
Kansas City Southern (a)                                                                   4,000           $       78,480
                                                                                                          ----------------

RETAIL - EATING PLACES - 1.80%
Yum Brands, Inc.                                                                           1,350                   65,853
                                                                                                          ----------------

RETAIL - HOBBY, TOY & GAME SHOPS - 1.25%
Toys "R" Us, Inc. (a)                                                                      2,000                   45,740
                                                                                                          ----------------

RETAIL - RETAIL STORES - 1.75%
PETsMART, Inc.                                                                             2,100                   64,050
                                                                                                          ----------------

SERVICES - MANAGEMENT SERVICES - 1.49%
Servicemaster Co.                                                                          4,100                   54,489
                                                                                                          ----------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 3.23%
Penn National Gaming, Inc. (a)                                                             1,250                   75,450
Wynn Resorts Ltd. (a)                                                                        600                   42,942
                                                                                                          ----------------
                                                                                                                  118,392
                                                                                                          ----------------

SOAP, DETERGENTS, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 1.45%
Procter & Gamble Co.                                                                       1,000                   53,090
                                                                                                          ----------------

STATE COMMERCIAL BANK - 1.81%
North Fork Bancorporation, Inc.                                                            2,300                   66,263
                                                                                                          ----------------

TELEPHONE & TELEGRAPH APPARATUS - 2.19%
Comverse Technology, Inc. (a)                                                              3,450                   80,075
                                                                                                          ----------------

WOMENS', MISSES', CHILDREN'S & INFANTS' UNDERGARMENTS - 1.27%
Warnaco Group, Inc. (a)                                                                    1,950                   46,644
                                                                                                          ----------------

TOTAL COMMON STOCKS (COST $2,546,332)                                                                           3,244,418
                                                                                                          ----------------

Canadian Warrants - 0.73%
Inco Ltd., Expires 08/21/2006 (a)                                                          1,500                   26,850
                                                                                                          ----------------

TOTAL WARRANTS (COST $20,865)                                                                                      26,850
                                                                                                          ----------------

                                                                                     PRINCIPAL
                                                                                      AMOUNT
                                                                                   --------------
CONVERTIBLE CORPORATE BONDS - 0.65%
Corning, Inc., 0.00%, 11/08/2015 (a)                                                    $ 30,000                   23,850
                                                                                                          ----------------

TOTAL CONVERTIBLE CORPORATE BONDS (COST $20,610)                                                                   23,850
                                                                                                          ----------------

U.S. TREASURY & AGENCY OBLIGATIONS - 0.39%
U.S. Treasury Inflationary Index Note, 3.00%, 07/15/2012                                   5,293                    5,863
U.S. Treasury STRIP Note, 0.00%, 11/15/2027 (a)                                           25,000                    8,274
                                                                                                          ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $13,325)                                                            14,137
                                                                                                          ----------------

BULL MOOSE GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                      SHARES                   VALUE
                                                                                   --------------         ----------------

CONVERTIBLE PREFERRED STOCKS - 0.72%
Schering Plough, 6.00%, 09/14/07                                                             500           $       26,437
                                                                                                          ----------------

TOTAL CONVERTIBLE PREFERRED STOCKS (COST $25,900)                                                                  26,437
                                                                                                          ----------------

MONEY MARKET SECURITIES - 4.95%
Huntington Money Market Fund, 1.43% (c)                                                  181,000                  181,000
                                                                                                          ----------------

TOTAL MONEY MARKET SECURITIES (COST $181,000)                                                                     181,000
                                                                                                          ----------------

TOTAL INVESTMENTS (COST $2,808,032) - 96.08%                                                                    3,516,692
                                                                                                          ----------------

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES - 3.92%                                                            143,652
                                                                                                          ----------------

TOTAL NET ASSETS - 100.00%                                                                                 $    3,660,344
                                                                                                          ================

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the coupon rate shown represents the rate at February 28, 2005.


TAX RELATED
Unrealized appreciation                                  $ 725,336
Unrealized depreciation                                    (16,676)
                                                        -----------
Net unrealized appreciation                              $ 708,660
                                                        ===========

Aggregate cost of securities for income tax purposes     $2,808,032
                                                        -----------

BULL MOOSE GROWTH FUND
RELATED NOTES TO THE SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 24, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant    AmeriPrime Advisors Trust
          -------------------------------------------

By      /s/ Anthony J. Ghoston
  ---------------------------------------------------
                Anthony J. Ghoston, President

Date    4/1/05
    -------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Anthony J. Ghoston
   ---------------------------------------------------
             Anthony J. Ghoston, President

Date    4/1/05
    --------------------------------------------------

By      /s/ Thomas G. Napurano
  ----------------------------------------------------
  Thomas G. Napurano, Chief Financial Officer and Treasurer

Date    4/1/05
    --------------------------------------------------